Net Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$927,317.3	$1,178,456.3	$1,405,300.3
Others	142,668.1	160,798.5	182,114.7

	$1,069,985.4	$1,339,254.8	$1,587,415.0

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$84,255.2	$129,082.9	$203,963.7
United States	634,713.0	817,911.0	1,015,996.4
China	208,101.4	233,783.3	164,552.1
Europe, the Middle East and Africa	67,568.2	70,213.4	89,010.1
Japan	57,468.6	63,299.2	71,920.8
Others	17,879.0	24,965.0	41,971.9

	$1,069,985.4	$1,339,254.8	$1,587,415.0

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

Smartphone	$523,612.9	$645,303.6	$695,091.2
High Performance Computing	315,822.3	439,810.0	587,780.1
Internet of Things	86,342.7	110,355.2	133,006.0
Automotive	47,914.5	44,367.5	67,076.4
Digital Consumer Electronics	53,733.4	54,555.7	55,577.2
Others	42,559.6	44,862.8	48,884.1

	$1,069,985.4	$1,339,254.8	$1,587,415.0

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$—	$90,934.5	$262,327.4
7-nanometer	249,548.1	394,837.0	440,383.1
10-nanometer	23,266.4	3,403.1	660.0
16-nanometer	186,700.9	197,959.0	191,058.9
20-nanometer	9,535.8	8,450.9	5,668.8
28-nanometer	149,578.7	149,367.7	153,066.6
40/45-nanometer	93,366.3	103,176.5	103,413.6
65-nanometer	69,250.0	61,226.7	66,467.9
90-nanometer	25,624.2	29,380.4	32,260.3
0.11/0.13 micron	22,947.3	33,197.1	40,558.5
0.15/0.18 micron	77,564.5	86,008.5	86,700.3
0.25 micron and above	19,935.1	20,514.9	22,734.9

Wafer revenue	$927,317.3	$1,178,456.3	$1,405,300.3

Summary of Contract Balances
b.	Contract balances

	January 1, 2020	December 31, 2020	December 31, 2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$6,784.3	$13,775.1	$39,762.6

Summary of Temporary Receipts from Customers
c.	Temporary receipts from customers

December 31, 2021
NT$
(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$30,612.7
Noncurrent portion (classified under other noncurrent liabilities)	155,381.5

$185,994.2